Retirement-Related Benefit Plans' Impact on Income Before Income Taxes (Detail) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 37,859	$ 37,603	$ 32,808
Interest cost	17,518	17,323	17,995
Expected return on plan assets	(32,342)	(25,007)	(25,749)
Prior service cost	117	217	234
Net actuarial losses recognized	14,470	22,160	16,759
Curtailment/settlement losses			87
Net Pension Cost	37,622	52,296	42,134
Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4,620	4,070	4,061
Interest cost	5,025	4,614	5,070
Expected return on plan assets	(8,270)	(7,109)	(7,571)
Prior service cost	(31)	(24)	(2)
Net actuarial losses recognized	1,758	2,150	1,739
Curtailment/settlement losses	128	904	57
Net Pension Cost	$ 3,230	$ 4,605	$ 3,354